Eaton Vance Equity Research Fund
                      Eaton Vance International Growth Fund
    Supplement to Statements of Additional Information dated November 1, 2001

                         Eaton Vance Floating Rate Fund
                   Eaton Vance Floating-Rate High Income Fund
                          Eaton Vance High Income Fund
                        Eaton Vance Strategic Income Fund
     Supplement to Statements of Additional Information dated March 1, 2002

                        Eaton Vance Cash Management Fund
                     Eaton Vance Government Obligations Fund
                          Eaton Vance Money Market Fund
                         Eaton Vance Municipal Bond Fund
                          Eaton Vance Tax Free Reserves
      Supplement to Statements of Additional Information dated May 1, 2002

                          Eaton Vance Low Duration Fund
   Supplement to Statement of Additional Information dated September 13, 2002

Effective October 1, 2002, Thomas E. Faust Jr. has replaced James B. Hawkes as President of the Trust. Elizabeth S. Kenyon has replaced Mr. Hawkes as President of Cash Management Portfolio. Payson F. Swaffield has replaced Mr. Hawkes as President of Floating Rate Portfolio. Mark S. Venezia has replaced Mr. Hawkes as President of the Government Obligations, Investment and Strategic Income Portfolios. Michael W. Weilheimer has replaced Mr. Hawkes as President of the
High Income Portfolio. Thomas H. Luster has been appointed Vice President of Cash Management Portfolio and Susan M. Schiff has been appointed Vice President of Strategic Income Portfolio. Kristin S. Anagnost has replaced James L. O'Connor as Treasurer of the Cash Management Portfolio. Barbara E. Campbell has replaced Mr. O'Connor as Treasurer of the Floating Rate, Government Obligations, High Income, Investment and Strategic Income Portfolios. The following amends the biographical information in the Trustees and Officers tables under "Management and Organization":

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEES

JAMES B. HAWKES         Trustee         Trustee of the     Chairman, President and Chief        178               Director of EVC
11/09/41                                Trust - 1991;      Executive Officer of BMR,
                                        Trustee of High    Eaton Vance and their corporate
                                        Income and         parent and trustee (EVD and EV);
                                        Strategic          Director of EV; Vice President
                                        Income             and Director of EVD.  Trustee
                                        Portfolios -       and/or officer of 178 investment
                                        1992; of Cash      companies in the Eaton Vance Fund
                                        Management and     Complex.  Mr. Hawkes is an
                                        Government         interested person because of his
                                        Obligations        positions with BMR, Eaton Vance
                                        Portfolios -       and EVC, which are affiliates of
                                        1993; of           the Trust and the Portfolios.
                                        Floating Rate
                                        Portfolio -
                                        2000; of
                                        Investment
                                        Portfolio - 2002

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICER WHO ARE NOT TRUSTEES

THOMAS E. FAUST JR.     President of the                Since 2002              Executive Vice President and Chief Investment
5/31/58                 Trust                                                   Officer of Eaton Vance and BMR and Director of
                                                                                EVC.  Officer of 49 investment companies managed
                                                                                by Eaton Vance or BMR.

ELIZABETH S. KENYON     President of Cash               Since 2002              Vice President of Eaton Vance and BMR.  Fixed-income
09/08/59                Management Portfolio                                    analyst and institutional portfolio manager of
                                                                                Eaton Vance for more than 5 years.  Officer of 2
                                                                                investment companies managed by Eaton Vance
                                                                                or BMR.

PAYSON F. SWAFFIELD     President of Floating           Since 2002              Vice President of Eaton Vance and BMR.  Officer
08/13/56                Rate Portfolio                                          of 11 investment companies managed by Eaton Vance
                                                                                or BMR.

MARK S. VENEZIA         President of Government         Since 2002              Vice President of Eaton Vance and BMR.  Officer
05/23/49                Obligations, Investment                                 of 3 investment companies managed by Eaton Vance
                        and Strategic Income                                    or BMR.
                        Portfolios

MICHAEL W. WEILHEIMER   President of High Income        Since 2002              Vice President of Eaton Vance and BMR.  Officer
02/11/61                Portfolio                                               of 9 investment companies managed by Eaton Vance
                                                                                or BMR.

THOMAS H. LUSTER        Vice President of Cash          Since 2002              Vice President of Eaton Vance and BMR since
04/8/62                 Management Portfolio                                    January 1997.  Fixed-income analyst and
                                                                                institutional portfolio manager of Eaton Vance
                                                                                for more than 5 years.  Officer of 2 investment
                                                                                companies managed by Eaton Vance or BMR.

SUSAN M. SCHIFF         Vice President of Government    Since 2002              Vice President of BMR and Eaton Vance.  Officer
03/31/61                Obligations Portfolio                                   of 25 investment companies managed by Eaton Vance
                                                                                or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust          Since 1989              Vice President of BMR, Eaton Vance and EVD.  Officer
04/01/45                                                                        of 100 investment companies managed by Eaton Vance
                                                                                or BMR.

KRISTIN S. ANAGNOST     Treasurer of the Cash           Since 2002              Vice President of BMR and Eaton Vance.  Officer of
6/12/65                 Management Portfolio                                    105 investment companies managed by Eaton Vance
                                                                                or BMR.

BARBARA E. CAMPBELL     Treasurer of the Floating       Since 2002              Vice President of BMR and Eaton Vance.  Officer of
6/19/57                 Rate, Government Obligations,                           178 investment companies managed by Eaton Vance
                        High Income, Investment and                             or BMR.
                        Strategic Income Portfolios


October 9, 2002